Derivative Instruments (Details 3) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
	Dec. 31, 2019 USD ($) Contract	Dec. 31, 2018 USD ($) Contract
Average bought	87,028	55,477
Average sold	88,251	55,961
Average notional | $	$ 9,596,000,000	$ 4,775,000,000